Business segment information (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Total property, plant and equipment	$ 9,439	$ 9,591
HONG KONG
Total property, plant and equipment	797	845
The PRC
Total property, plant and equipment	$ 8,642	$ 8,746